Summary of Significant Accounting Policies - Operating Income (Loss) Results of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2016		Jun. 30, 2015		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014
Oil And Gas Properties Sold [Abstract]
Total oil and gas sales	$ 1,728		$ 14,208		$ 3,528		$ 22,755		$ 18,036		$ 10,542
Total operating expenses	(1,712)	[1]	(18,616)	[1]	(3,399)	[1]	(72,977)	[1]	(66,251)	[2]	(23,260)	[2]
Operating income (loss)	$ 16		$ (4,408)		$ 129		$ (50,222)		$ (48,215)		$ (12,718)

[1]	Includes direct operating expenses, depreciation, depletion and amortization and exploration expense. Excludes interest expense, general and administrative expenses and depreciation, depletion and amortization expense subsequent to the date the assets were designated as held for sale.
[2]	Includes direct operating expenses, depreciation, depletion and amortization and exploration expense. Excludes interest expense and general and administrative expenses.